Benefit Plans And Obligations For Termination Indemnity (Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 628,424	$ 267,141
Benefit obligation related to acquired companies	111,654	378,055
Service cost	18,305	8,391	$ 7,655
Interest cost	19,723	9,631	9,108
Exchange rate differences	29,778	43
Amendments	3,689	0
Actuarial (gain) losses	90,847	(20,337)
Benefits paid	75,684	7,560
Effect of curtailment	0	(6,940)
Other adjustments	4,375	0
Benefit obligation at end of year	831,111	628,424	267,141
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of Plans assets at beginning of year	164,282	167,961
Benefit assets related to acquired companies	91,724	0
Actual return on Plans' assets (net of expenses)	37,901	(11,121)
Employer contribution	3,716	15,002
Benefits paid	8,130	7,560
Fair value of Plans' assets at end of year	289,493	164,282	167,961
Funded status	(541,623)	(464,142)
Unrecognized net actuarial loss	123,736	60,141
Unrecognized prior service cost	(8)	(24)
Accrued benefit liability, current	(37,158)	(6,040)
Accrued benefit liability, non-current	(504,465)	(458,102)
Accumulated other comprehensive income (loss), pre-tax	123,744	60,165
Net amount recognized	(417,879)	(403,977)
Retiree Medical Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	1,359	1,641
Service cost	81	71
Interest cost	51	50
Actuarial (gain) losses	(34)	(353)
Employee contribution	17	19
Benefits paid	61	69
Benefit obligation at end of year	1,413	1,359	$ 1,641
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of Plans assets at beginning of year	0
Employer contribution	45	50
Employee contribution	16	19
Benefits paid	61	69
Fair value of Plans' assets at end of year	0	0
Funded status	(1,412)	(1,359)
Unrecognized net actuarial loss	(1,479)	(1,610)
Accrued benefit liability, current	(86)	(112)
Accrued benefit liability, non-current	(1,326)	(1,247)
Accumulated other comprehensive income (loss), pre-tax	(1,479)	(1,610)
Net amount recognized	$ (2,891)	$ (2,969)